Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The Company’s consolidated financial statements have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the accounts of the Company and its subsidiaries.
Any references in these notes to applicable accounting guidance are meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
The consolidated financial statements comprise the financial statements of International General Insurance Holdings Ltd. and its subsidiaries and have been presented in United States Dollars (“$”) which is also the Group’s functional currency. All intercompany transactions, balances and unrealized gains and losses on transactions between Group companies are eliminated in full.
Use of estimates
Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP required management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates and assumptions. Management periodically reviews its estimates and assumptions.
The Company’s principal estimates include:
•Reserve for unpaid loss and loss adjustment expenses;
•Premiums representing amounts due on business written but not yet reported;
•Allowance for expected credit losses on premiums receivable, reinsurance recoverables and certain investments including fixed maturity securities available-for-sale;
•Fair value measurements of certain financial assets and financial liabilities.

Investments
(a)Investments
Investments in fixed maturity investments include corporate and government bonds. Equity securities include common stock. Other investments consist of mutual funds.
The Group currently classifies substantially all of its fixed maturity investments as “available-for-sale” and, accordingly, they are carried at fair value with the changes in fair value recorded as an unrealized gain or loss component of accumulated other comprehensive income in shareholders’ equity. The fair value of fixed maturity securities is generally determined from quotations received from nationally recognized pricing services, or when such prices are not available, by valuation performed by independent third-party valuation service providers. Upon derecognition, the cumulative fair value change recognized in other comprehensive income is reclassified to the consolidated statement of income. Realized gains and losses on disposition of investments are based on specific identification of the investments sold on the trade date.
Investments in fixed maturity investments held to maturity are carried at amortized cost when the Group has the ability and positive intent to hold these securities until maturity. When the Group do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available-for-sale.
Interest income is recognized using the effective interest method and reflects amortization of premium and accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available-for-sale are treated as adjustments to effective interest rate over their estimated holding periods, until maturity, or call date, if applicable.
The Group periodically reviews its investments to identify and evaluate credit based impairments related to the Company’s available-for-sale investments. The estimated credit losses are calculated by comparing expected future cash flows to be collected to the amortized cost of the security. Estimates of expected future cash flows consider among other things, macroeconomic conditions as well as the financial condition, near-term and long-term prospects for the issuer, and the likelihood of the recoverability of principal and interest.
The Group recognizes expected credit losses on fixed maturity securities available-for-sale through an allowance account. For fixed maturity securities available-for-sale that the Group does not intend to sell or for which it is more likely than not it will not be required to sell prior to the anticipated recovery in value, the credit component of the impairment is separated from the component related to all other market factors and reported in Change in allowance for expected credit losses on investments in the consolidated statements of income. The impairment related to all other market factors is reported as a fair value movement in a separate component of shareholder’s equity in other comprehensive income (loss). The expected credit loss allowance account is adjusted for any additional credit losses or subsequent recoveries and the cost basis of the fixed maturity security is not adjusted.
For impaired fixed maturity securities available-for-sale that the Group intends to sell or for which it is more likely than not that it will be required to sell before an anticipated recovery in value, the full amount of the impairment is recognized in Change in allowance for expected credit losses on investments in the consolidated statement of income and the cost basis of the fixed maturity security is adjusted to reflect the recognized realized loss. The new cost basis is not adjusted for any recoveries in fair value.
The Group reports accrued investment income separately from fixed maturity securities available-for-sale and has elected to not measure an allowance for expected credit losses for accrued investment income. The write-off of investment income accrued for fixed maturities that are in arrears for more than 30 days on interest payments is recognized as a loss in net realized investment gains (losses), in the period of the default, in the consolidated statement of income.
Investments in equity securities may be accounted for using (i) the fair value option if elected, (ii) fair value through earnings if fair value is readily determinable or (iii) for equity investments without readily determinable fair values, the measurement alternative to measure at cost adjusted for any impairment and observable price changes, as applicable. The election to use the measurement alternative is made for each eligible investment.
The Group’s investment portfolio includes equity securities and other investments that are accounted for at fair value. Such holdings primarily include publicly traded common stocks and funds. Dividend income on equities and other investments is reflected in investment income. Changes in fair value on equity securities and other investments are included in “Net unrealized gain (loss) on investments” in the consolidated statements of income.
Under the fair value option, we may elect to measure at fair value equity method investments that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. The Company has elected the fair value option to account for certain equity method investments in which the Company has significant influence. The Company believes the fair value option best reflects the underlying economics of the investment.

Cash and cash equivalents
(b)Cash and cash equivalents
Cash and cash equivalents include cash on hand, bank balances, short-term deposits, and highly liquid investments with original maturities of three months or less that are readily convertible into known amounts of cash and are subject to insignificant risk of changes in fair value.

Term deposits
(c)Term deposits
The term deposits are interest bearing bank deposits held with foreign banks and have original maturities over 12 months and are carried at amortized cost, which approximates fair value.

Short-term Investments
(d)Short-term Investments
Short-term investments include term deposits that have original maturities greater than three months but less than one year at the date of purchase. These are carried at amortized cost, which approximates fair value.

Restricted Cash
(e)Restricted Cash
Restricted cash represents amounts held for the benefit of third parties or is legally or contractually restricted as to withdrawal or usage by the Company. Such amounts are included in “Other assets” on the Company’s consolidated balance sheets.

Receivables
(f)Receivables
Insurance receivables are measured on initial recognition at the face value of the consideration to be received net of any allowance for expected credit losses. The Group monitors credit risk associated with premiums receivable through its ongoing review of amounts outstanding, aging of the receivable, historical loss data, and counterparty financial strength measures. Any allowance for expected credit losses is charged to “Change in allowance for expected credit losses on receivables” in the period. The receivable is recorded and revised in subsequent periods to reflect changes in the Company’s estimate of expected credit losses.
Reinsurance recoverables represent amounts of paid loss and loss adjustment expenses, case reserves and incurred but not reported (“IBNR”) amounts ceded to reinsurers under reinsurance contracts. Amounts recoverable from reinsurers are estimated in a manner consistent with the associated claim liability. The Company reports its reinsurance recoverables net of an allowance for estimated uncollectible reinsurance, including expected credit losses. The allowance is based upon our ongoing review of amounts outstanding, length of collection periods, changes in reinsurer credit standing, disputes, applicable coverage defenses and other relevant factors. The Company uses a rating-based method to estimate the uncollectible reinsurance reserves due to credit losses. Under this method, reinsurance credit risk is estimated by considering the reinsurers probability of default. Additionally, reinsurance recoverables balances are evaluated to identify any dispute risk and when required, an additional reserve is recorded. Amounts deemed to be uncollectible, including amounts due from known insolvent reinsurers, are written off against the allowance. Changes in the allowance, as well as any subsequent collections of amounts previously written off, are reported as part of “Change in allowance for expected credit losses on receivables”.

Derivative financial instruments
(g)Derivative financial instruments
Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Warrants are accounted for as derivative financial instruments (a financial liability) as they give the holder the right to obtain a variable number of common (ordinary) shares, dependent on the characteristics of the warrant holder and the occurrence of some uncertain future events that are not within the control of the Group.
The Warrants were to lapse and expire after five years from the closing of the Business Combination between IGI Dubai and Tiberius; however, all the outstanding Warrants were redeemed during 2023 following the offer announced by the Company on July 28, 2023.
Earnout Shares issued to former shareholders of IGI Dubai and Tiberius are accounted for as Derivative financial instruments (a financial liability) because the earnout triggering events that determine the number of Earnout Shares to be earned include multiple settlements alternatives and events that are not solely indexed to the common stock of the Company. The remaining Earnout Shares were vested during 2024.
Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of income as the Group has not designated derivative financial instruments under hedging arrangements.

Other assets
(h)Other assets
Other assets consist of prepaid expenses, refundable deposits, restricted cash, funds held in trust accounts, property and equipment, intangible assets and operating lease assets.
Property and equipment are capitalized and carried at cost less accumulated depreciation and are reported in “other assets” in the consolidated balance sheets. Depreciation is calculated using a straight-line method over the estimated useful lives of the assets, generally three to fifty years. Land is not depreciated. The accumulated depreciation for property and equipment was $22,888 thousand and $20,499 thousand at December 31, 2024 and 2023, respectively. The net book value of our property and equipment at December 31, 2024 and 2023 was $27,736 thousand and $24,022 thousand, respectively.
Intangible assets include computer software and software licenses. Costs incurred in obtaining, developing or upgrading internal use software to be used solely to meet the Company’s internal needs have been capitalized within intangible assets. These capitalized software costs are amortized on a straight-line basis over a period generally not exceeding 10 years. The straight-line method of amortization reflects an appropriate allocation of the costs of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the Company in each reporting period. For intangible assets considered to have an indefinite life, the Company performs a qualitative assessment annually to determine whether it is more likely or not that the intangible asset is impaired. Goodwill is assessed annually for impairment or more frequently if circumstances indicate an impairment may have occurred.
In the ordinary course of business, the Group renews and enters into new leases for office real estate and other assets. At the lease inception date, the Group determines whether a contract contains a lease and recognizes operating lease Right-of-use (ROU) assets and operating lease liabilities based on the present value of future minimum lease payments over the lease term. As the Group’s leases do not disclose the implicit interest rate, the Group uses incremental borrowing rates to calculate the present value of future lease payments. Operating lease costs are recognized on a straight-line basis over the lease term. Renewal options are evaluated prior to the expiration date and recorded upon exercise. ROU assets are reported at cost less accumulated depreciation and depreciated over the lease term.
Right-of-use operating lease assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying value of an asset is impaired, it is reduced to the recoverable amount by an immediate charge to the income statement.

Premiums
(i)Premiums
Premiums are recorded as written on the inception date of the policy and are earned primarily on a pro rata basis over the term of the coverage provided. Unearned premiums include the portion of premiums written relating to the unexpired terms of the coverage.
Premiums include any adjustments arising in the accounting period for premiums receivable in respect of business written in prior accounting periods. Rebates that form part of the premium rate, such as no-claim rebates, are deducted from the gross premium; others are recognized as an expense.
The Group also assumes reinsurance risk in the normal course of business and reinsurance premiums are typically earned over the same period as the underlying policies or risks covered by the contract. Reinsurance premiums for assumed business are estimated based on information received from reinsurers and ceding companies. Any subsequent differences that arise on these estimates are recorded in periods in which they are determined.
Premiums also include estimates for pipeline premiums, representing amounts due on business written but not yet notified. The Group generally estimates the pipeline premium based on management’s judgment and prior experience of market conditions and historical data using premium development patterns evident from active underwriting years to predict ultimate premiums trends at the close of the fiscal period.

Reserve for unpaid loss and loss adjustment expenses
(j)Reserve for unpaid loss and loss adjustment expenses
A reserve is held for losses, comprising amounts payable to contract holders and third parties and related loss adjustment expenses, net of salvage and other recoveries, and this is charged to income as incurred. The reserve for unpaid loss and loss adjustment expenses comprises the estimated amounts payable, in respect of losses reported to the Group and those not reported at the consolidated balance sheets date.
The Group generally estimates its losses based on inputs from appointed loss adjusters or leading underwriters’ recommendations. In addition, a provision based on management’s judgement and the Group’s prior experience is maintained for the cost of settling losses incurred but not reported at the consolidated balance sheets date. The Group does not discount its reserves for unpaid loss and loss adjustment expenses, as the Group measures its insurance contract liabilities on an undiscounted basis.

Deferred policy acquisition costs
(k)Deferred policy acquisition costs
Acquisition costs that are directly related and incremental to the successful acquisition or renewal of business are deferred and expensed over the same period in which the corresponding premiums are recognized, in accordance with the earning pattern of the underlying contract. Acquisition costs consist principally of commissions, brokerage, premium taxes, and certain internal underwriting costs. Policy acquisition costs are net of ceding commissions received on business ceded under certain reinsurance contracts.

Premium deficiency test	Premium deficiency test
A premium deficiency occurs if the sum of expected loss and loss adjustment expenses, unamortized acquisition costs exceed related unearned premiums and anticipated investment income on in-force business. A premium deficiency is recognized by charging unamortized acquisition costs to expense to the extent required in order to eliminate the deficiency. A liability is accrued for the excess deficiency if the premium deficiency exceeds the unamortized acquisition costs.

Reinsurance
(m)Reinsurance
The Group cedes insurance risk in the normal course of business for all of its businesses to increase capacity and to limit its exposure to large losses and event. The Group uses pro rata and facultative reinsurance contracts. Reinsurance premiums ceded under prospective reinsurance contracts comprise the total premiums payable for the reinsurance cover provided by retrocession contracts entered into during the year and are recognized on the date on which the policy incepts. Reinsurance ceded premiums are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Reinsurance ceding commissions are recognized as a reduction to acquisition costs.
The Group has non–proportional excess–of–loss (“XOL”) reinsurance contracts designed to mitigate the Group’s net exposure of losses that exceed a specified limit including catastrophe losses.
The XOL costs are determined at the inception of the reinsurance contract and are payable upfront in the form of ‘Minimum and Deposit Premium’ (“MDP”) subject to premium adjustment at the end of the contract period. Deferred premiums are calculated on a pro rata basis based on the type of the XOL reinsurance contract and included in ceded unearned premiums.
The XOL reinsurance also includes reinstatement premium and related cash flows within the boundary of the initial reinsurance contract arising from usage of primary reinsurance coverage limit. Reinstatement occurs at predetermined rates without giving the reinsurer any right to exit or reprice the contract. This implies expected cash flows related to the reinstatement premium shall be within the boundary of the initial reinsurance contract and are not related to future contracts.
Reinstatement premiums are recognized and expensed at the time a loss event occurs. The accrual of reinstatement premiums is based on an estimate of losses and loss adjustment expenses, which reflects management’s judgment.
Reinsurance recoverables represent balances due from reinsurance companies. Ceded reinsurance arrangements do not relieve the Group from its obligations to policyholders.
Reinsurance recoverables are the amounts recoverable from reinsurers for paid and unpaid loss and loss adjustment expenses, including amounts receivable for unsettled losses and those incurred but not reported.
Reinsurance recoverables are estimated in a manner consistent with the outstanding loss provision or settled losses associated with the reinsurer’s policies and are in accordance with the related reinsurance contract.
Reinsurance assets or liabilities are derecognized when the contractual rights are extinguished or expire or when the contract is transferred to another party.

Equity settled share-based compensation plan
(n)Equity settled share-based compensation plan
The Group operates an equity-settled share-based plan to its employees, under which the Group receives services from employees as consideration for equity instruments of the Group. The fair value of the employee services received in exchange for the grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted, at the grant date. The grant date fair value of restricted shares is determined based on the closing quoted prices of the Company’s share on Nasdaq on the grant dates. For awards with graded vesting schedules only subject to service conditions, such as the Restricted Shares Awards (“RSAs”), compensation expense is recognized on a straight-line basis over the requisite service period for the entire award. Forfeitures of share-based compensation awards are recognized as they occur.

Treasury shares	Treasury shares
Treasury shares are common shares purchased by the Company and not subsequently cancelled. These shares are recorded at cost and result in a reduction of the Company’s shareholders’ equity in its consolidated balance sheets.

Offsetting
(p)Offsetting
Financial assets and financial liabilities are offset, and the net amount reported in the consolidated balance sheets only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liability simultaneously. Income and expense are not offset in the consolidated statement of income unless required or permitted by any accounting standard or interpretation.

Foreign currencies
(q)Foreign currencies
Assets and liabilities of foreign operations whose functional currency is not the U.S. Dollar are translated at the prevailing exchange rates at each balance sheet date. Revenues and expenses of such foreign operations are translated at average exchange rates during the year. The net effect of the translation adjustments for foreign operations is included in accumulated other comprehensive income, net of applicable deferred income tax. Monetary assets and liabilities, such as premiums receivable and the reserve for unpaid loss and loss adjustment expenses, denominated in foreign currencies are revalued at the exchange rate in effect at the balance sheet date with the resulting foreign exchange gains and losses included in net income. Accounts that are classified as non-monetary, such as deferred acquisition costs and the unearned premium reserves, are not revalued. In the case of foreign currency denominated fixed maturity securities which are classified as “available-for-sale,” the change in exchange rates between the local currency in which the investments are denominated and the Company’s functional currency at each balance sheet date is included in unrealized appreciation or decline in value of securities, a component of accumulated other comprehensive income, net of applicable deferred income tax.
Translation gains and losses related to our foreign operations are recorded as a component of shareholders’ equity in the consolidated balance sheets. At December 31, 2024, 2023 and 2022, the total cumulative foreign currency translation adjustments were a loss of $376 thousand, $396 thousand and $423 thousand, respectively.

Taxation
(r)Taxation
Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted at the reporting date in the countries where the Group operates and generates taxable income.
Deferred tax assets and liabilities result from temporary differences between the amounts recorded in the consolidated financial statements and the tax basis of the Company’s assets and liabilities.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences.
Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is more likely than not that taxable income will be available against which the deductible temporary differences, and the carry forward of unused tax credit and unused tax losses can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and a valuation allowance is recognized against the deferred tax assets to the extent that it is more likely than not that the deferred tax assets will not be recoverable.
Tax benefits relating to uncertain tax positions are only recognized when the uncertain tax position meets a more likely than not recognition threshold to be recognized.

Fair values	Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
In the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible to the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities
Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
At each reporting date, the management analyses the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies. For this analysis, the management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.
For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Segment reporting	(t)Segment reporting Reporting segments and segment measures are discussed and disclosed in note 17 Segment information.
Recent accounting pronouncements
Recent accounting pronouncements
Recently Issued Accounting Standards Adopted
Accounting Standards Update (“ASU”) 2023-07, Segment Reporting – Improvements to Reportable Segment Disclosures (Topic 280)
In November 2023, the FASB issued an ASU to address improvements to reportable segment disclosures. The standard primarily requires the following disclosure on an annual and interim basis: (1) significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss; and (2) other segment items and description of its composition. The standard also requires current annual disclosures about a reportable segment’s profits or losses and assets to be disclosed in interim periods and the title and position of the CODM with an explanation of how the CODM uses the reported measures of segment profits or losses in assessing segment performance. The guidance is effective for public companies for fiscal years beginning after December 15, 2023 and interim periods in fiscal years within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendment is applied retrospectively to all prior periods presented. The adoption of ASU 2023-07 did not have a material impact on the Company’s segment reporting in the Consolidated financial statements.
Recently Issued Accounting Standards Not Yet Adopted
ASU 2023-09, Income Taxes – Improvements to Income Tax Disclosures (Topic 740)
In December 2023, the FASB issued an ASU to address improvements to income tax disclosures which requires disaggregated information about a company’s effective tax rate reconciliation as well as information on income taxes paid. The standard is effective for public companies for annual periods beginning after December 15, 2024, with early adoption permitted. The standard will be applied on a prospective basis with the option to apply it retrospectively. The Company is assessing the impact of this standard.

ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses
In November 2024, the FASB issued an ASU requiring public business entities to provide disaggregated disclosures, in the notes to the financial statements, of certain categories of expenses that are included in expense line items on the face of the income statement. These disclosures are required on an annual and interim basis. The amendments in this ASU are effective for public companies for annual periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The standard will be applied on a prospective basis with the option to apply it retrospectively. The Company is assessing the impact of this standard.